Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses [Line Items]
Accrued commission			$ 6,000
Accrued interest	$ 137,785	578,456	113,000
Accrued bonuses			150,000
Accrued expenses, other	169,197	90,071
Warranty reserve	631,474	529,129	89,430
Accrued payroll	342,123	417,977	289,406
Accrued expenses, Total	$ 1,704,981	1,686,598	779,695
Previously Reported [Member]
Schedule of Accrued Expenses [Line Items]
Accrued expenses, other		$ 161,036	$ 131,859